NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
NET LOSS PER SHARE
25. NET LOSS PER SHARE
Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Numerator:
Net loss attributable to YUNJI INC.	(105,724)	(59,688)	(125,762)

Accretion on convertible redeemable Preferred Shares to redemption value	(1,628,656)	(2,187,633)	(1,532,013)
Re-designation to Series A Preferred Shares from Initial Ordinary Shareholders’ contribution, including beneficial conversion feature	—	(60,796)	—
Deemed dividend from convertible redeemable preferred shares holders	—	107	—

Net loss attributable to ordinary shareholders	(1,734,380)	(2,308,010)	(1,657,775)

Denominator:
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted	1,268,000,000	1,165,136,438	1,818,487,917

Net loss per share attributable to ordinary shareholders:
- Basic	(1.37)	(1.98)	(0.91)
- Diluted	(1.37)	(1.98)	(0.91)
Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.
For the years ended December 31, 2017, 2018 and 2019, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect. The effects of all outstanding share options and RSUs have also been excluded from the computation of diluted loss per share for the years ended December 31, 2017, 2018 and 2019 as their effects would be anti-dilutive. For the years ended December 31, 2017, 2018 and 2019, the Company had potential ordinary shares, including non-vested restricted shares, option granted and Preferred Shares respectively. As the Group incurred losses for the years ended December 31, 2017, 2018 and 2019, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested restricted shares, options granted and Preferred Shares excluded from the calculation of diluted net loss per share of the Company were 4,837,329, 55,838,128 and 644,269,726 as of December 31, 2017, 20,003,824, 31,314,375 and 859,677,553 as of December 31, 2018,
2
,7
77
,
428
, 27,628,529 and 2
99
,
223
,
13
4 as of December 31, 2019.